SCHEDULE OF FAIR MARKET VALUE (Details) - $ / shares	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Shares Awards Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of shares issued, beginning balance		18,706,909	18,706,909	11,002,000
Weighted average market value per share, beginning balance		0.088	0.088	0.099
Number of shares, shares issued			716,000	7,704,909
Weighted average market value per share, shares issued			0.250	0.072
Number of shares issued, ending balance			19,422,909
Weighted average market value per share, ending balance			0.094
Weighted average market value per share, ending balance				0.088
Shares Awards Plan [Member] | Minimum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Fair value per share, beginning balance		0.001	0.001	0.003
Shares issued fair value per share			0.162	0.001
Fair value per share, ending balance			0.001
Fair value per share, ending balance				0.001
Shares Awards Plan [Member] | Maximum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Fair value per share, beginning balance		1.49	1.49	1.49
Shares issued fair value per share			0.48	0.55
Fair value per share, ending balance			1.49
Fair value per share, ending balance				1.49
Stock Awards Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of shares issued, beginning balance	5,139,709	4,505,709	4,505,709
Weighted average market value per share, beginning balance	0.088	0.10	0.10
Number of shares, shares issued	114,000
Weighted average market value per share, shares issued	0.462
Number of shares issued, ending balance	5,263,709	4,505,709
Weighted average market value per share, ending balance	0.096
Weighted average market value per share, ending balance		0.13	0.088	0.10
Stock Awards Plan [Member] | Minimum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Fair value per share, beginning balance	0.001	0.001	0.001
Fair value per share, ending balance	0.001
Fair value per share, ending balance		0.001	0.001	0.001
Fair value per share	$ 0.415
Stock Awards Plan [Member] | Maximum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Fair value per share, beginning balance	0.55	0.55	0.55
Fair value per share, ending balance	0.55
Fair value per share, ending balance		0.55	0.55	0.55
Fair value per share	$ 0.48